ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
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ACCRUED EXPENSES AND OTHER LIABILITIES
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Accrued warranty costs (Note 13)	181,406	176,336	28,420
Accrued wages and other employee welfare	68,325	68,233	10,998
Other accrued expenses and liabilities	35,628	35,739	5,760
Accrued professional service fees	31,913	31,329	5,049
Accrued utility expenses	12,175	19,518	3,146
Accrued interest expense for bank borrowings	17,438	14,487	2,335
Accrued sales commission	17,891	12,721	2,050
Taxes payable	8,801	9,110	1,467
Interest payable for convertible bonds	9,766	7,372	1,188
Accrued freight and export related expense	2,167	3,286	530
Interest payable for long-term notes (Note 17)	3,224	3,236	522
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”) (Note 27)	13	13	2

	388,747	381,380	61,467